Financial instruments - Derivative and non-derivative financial instruments (Details) € in Thousands	1 Months Ended	12 Months Ended			36 Months Ended
	Apr. 30, 2024 GWh / yr item	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2024 EUR (€) item
Reconciliation of changes in fair value measurement
Assets at beginning of period		€ 33,929,808	€ 35,754,114
Assets at end of period		33,566,579	33,929,808	€ 35,754,114	€ 33,566,579
Liabilities at beginning of period		19,103,273
Liabilities at end of period		€ 17,798,066	19,103,273		€ 17,798,066
Maximum
Reconciliation of changes in fair value measurement
Term of virtual power purchase agreement	15 years
Germany
Reconciliation of changes in fair value measurement
Number of wind and solar energy project developers who signed contracts with company | item	2
Expected annual electricity production under VPPAs | GWh / yr	125
United States
Reconciliation of changes in fair value measurement
Number of wind and solar energy project developers who signed contracts with company | item	1
Expected annual electricity production under VPPAs | GWh / yr	458
Percentage of Company's 2024 electricity consumption covered by vPPAs	54.00%
European Union
Reconciliation of changes in fair value measurement
Percentage of Company's 2024 electricity consumption covered by vPPAs	72.00%
Derivatives embedded in vPPAs | Fair Value | Level 3 | Expected electricity prices
Reconciliation of changes in fair value measurement
Increase in input		10.00%			10.00%
Decrease in input		10.00%			10.00%
Sensitivity of derivatives embedded in vPPAs to increase in input		€ 26,774
Sensitivity of derivatives embedded in vPPAs to decrease in input		€ (26,761)
Derivatives embedded in vPPAs | Fair Value | Level 3 | Expected production volumes
Reconciliation of changes in fair value measurement
Increase in input		10.00%			10.00%
Decrease in input		10.00%			10.00%
Sensitivity of derivatives embedded in vPPAs to increase in input		€ (2,540)
Sensitivity of derivatives embedded in vPPAs to decrease in input		€ 2,540
Derivatives embedded in vPPAs | Fair Value | Level 3 | Expected interest rates
Reconciliation of changes in fair value measurement
Increase in input		1.00%			1.00%
Decrease in input		1.00%			1.00%
Sensitivity of derivatives embedded in vPPAs to increase in input		€ 2,247
Sensitivity of derivatives embedded in vPPAs to decrease in input		(2,507)
Equity investments | Fair Value | Level 3
Reconciliation of changes in fair value measurement
Assets at beginning of period		32,002	42,793	50,679	€ 50,679
Increase		3,085	4,833	2,804
Gain / loss recognised in profit or loss		(7,773)	(14,340)	(13,968)
Foreign currency translation and other changes		1,840	(1,284)	3,278
Assets at end of period		29,154	32,002	42,793	29,154
Other financial assets measured at FVPL | Fair Value | Level 3
Reconciliation of changes in fair value measurement
Increase		41,225
Decrease		(2,292)
Reclassifications		90,457
Gain / loss recognised in profit or loss		4,987
Foreign currency translation and other changes		7,887
Assets at end of period		142,264			142,264
Derivatives embedded in vPPAs | Fair Value | Level 3
Reconciliation of changes in fair value measurement
Settlements		(460)
Gain / loss recognized in profit or loss		24,959
Foreign currency translation and other changes		895
Liabilities at end of period		25,394			25,394
Variable payments outstanding for acquisition | Fair Value | Level 3
Reconciliation of changes in fair value measurement
Liabilities at beginning of period		35,751	37,846	47,690	47,690
Increase		86	5,232	46
Decrease		(23,472)	(3,603)	(6,499)
Gain / loss recognized in profit or loss		(4,796)	(3,366)	(3,904)
Foreign currency translation and other changes		364	(358)	513
Liabilities at end of period		7,933	35,751	37,846	7,933
Put option liabilities
Reconciliation of changes in fair value measurement
Put option liabilities exercisable		527,592	563,692	533,969	€ 527,592
Number of put options exercised | item					31
Consideration for put options exercised					€ 67,119
Liabilities at beginning of period		1,372,008	1,468,517
Liabilities at end of period		1,299,117	1,372,008	1,468,517	1,299,117
Put option liabilities | Fair Value | Level 3
Reconciliation of changes in fair value measurement
Liabilities at beginning of period		1,372,008	1,468,517	992,423	992,423
Increase		8,127	31,050	646,271
Decrease		(71,990)	(42,490)	(7,026)
Gain / loss recognized in equity		(91,987)	(28,034)	(180,431)
Foreign currency translation and other changes		82,959	(57,035)	17,280
Liabilities at end of period		€ 1,299,117	€ 1,372,008	€ 1,468,517	€ 1,299,117
Put option liabilities | Fair Value | Level 3 | Assumed earnings or enterprise value
Reconciliation of changes in fair value measurement
Increase in input, liabilities		10.00%			10.00%
Increase (decrease) in fair value due to increase in input, liabilities		€ 75,420
Put option liabilities | Fair Value | Level 3 | Assumed earnings or enterprise value | Maximum
Reconciliation of changes in fair value measurement
Increase in fair value due to increase in input, as percentage of total liabilities		1.00%			1.00%
Increase in fair value due to increase in input, as percentage of equity		1.00%			1.00%